                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mendon Capital Advisors Corp.
                 -------------------------------
   Address:      150 Allens Creek Road
                 -------------------------------
                 Rochester, NY  14618
                 -------------------------------

Form 13F File Number: 028-10662
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anton Schutz
         -------------------------------
Title:   President
         -------------------------------
Phone:   585-770-1770
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Anton Schutz          Rochester, NY  14618     July 28, 2005
   --------------------------     --------------------     -------------
           [Signature]                [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -----------------------

Form 13F Information Table Entry Total: 105
                                        -----------------------

Form 13F Information Table Value Total: $384,911 (in thousands)
                                        -----------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                          MENDON CAPITAL ADVISORS CORP.
                           FORM 13F INFORMATION TABLE
                           QUARTER ENDED JUNE 30, 2005


      COLUMN 1          COLUMN 2        COLUMN 3     COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7          COLUMN 8
  Name of Issuer     Title of Class      CUSIP         Value     Shrs or   Sh/ Put/    Investment     Other       Voting Authority
                                                     (X $1000)   Prn Amt   Prn Call    Discretion    Managers    Sole  Shared  None
Aflac Inc Aug 35          com           001055102       3921      90600       put         Sole                   90600
Aflac Inc Aug 40          com           001055102       2164      50000       put         Sole                   50000
Aflac Inc Nov 40          com           001055102       1082      25000       put         Sole                   25000
ASB Holding Company       com           00210H108      1,010      40000       SH          Sole                   40000
Alliance Financial        com           019205103       3386     108,401      SH          Sole                  108,401
Allstate Inc Jul 55       com           020002101       5975     100,000      put         Sole                  100,000
Allstate Inc Oct 55       com           020002101       1494      25,000      put         Sole                   25,000
Amegy Bancorporation      com           02343R102       269       12000       SH          Sole                   12000
Amegy Banc
 July 22.50               com           02343R102       560       25000      call         Sole                   25000
Amegy Banc Aug 22.50      com           02343R102       560       25000      call         Sole                   25000
American Express
 Aug 50                   com           025816109       2662      50000       put         Sole                   50000
Americredit Jul 25        com           03060R101       1275      50000       put         Sole                   50000
Ameritrade Aug 10         com           03074K100       925       50000       put         Sole                   50000
Ares Capital              com           04010L103       5349      300000      SH          Sole                   300000
Astoria Financial
 Corp                     com           046265104       1794      63000       SH          Sole                   63000
BB&T                      com           054937107       4197      105000      SH          Sole                   105000
Bancorp Rhode Island      com           059690107       8327      227500      SH          Sole                   227500
Bancshares of
 Florida                  com           05976U102       300       17650       SH          Sole                   17650
Bank of America           com           060505104       6157      135000      SH          Sole                   135000
Bank Mutual               com           063750103       4784      884117      SH          Sole                   884117
Bridge Street
 Financial                com           10805U109       3919      221977      SH          Sole                   221977
Cardinal Financial        com           14149F109       762       81200       SH          Sole                   81200
Center Bancorp Inc        com           151408101       411       36235       SH          Sole                   36235
Central Bancorp Mass      com           152418109       3496      135100      SH          Sole                   135100
Charter Financial         com           16122M100       7659      219215      SH          Sole                   219215
Citigroup                 com           172967101       9024      195200      SH          Sole                   195200



Citizens South
 Banking                  com           176682102       8923      703137      SH          Sole                   703137
Coast Financial
 Holdings                 com           190354100       2333      133490      SH          Sole                   133490
Comerica                  com           200340107       4335      75000       SH          Sole                   75000
Connecticut Bank
 and Trust                com           207546102       2506       2097       SH          Sole                    2097
Countrywide Jul 35        com           222372104       1931      50000       put         Sole                   50000
Countrywide Oct 35        com           222372104       965       25000       put         Sole                   25000
Dime Community
 Bancorp                  com           253922108      10690      703300      SH          Sole                   703300
E Trade Jul 10            com           269246104       700       50000       put         Sole                   50000
E Trade Jul 11            com           269246104       1399      100000      put         Sole                   100000
Federal Trust             com           314012105       463       41300       SH          Sole                   41300
Fieldstone
 Investment Corp          com           31659U102       3034      210700      SH          Sole                   210700
Fifth Third Jul 40        com           316773100       6176      150000      put         Sole                   150000
First Merit Corp          com           337915102       1175      45000       SH          Sole                   45000
First Niagara
 Financial                com           33582V108       3797      260458      SH          Sole                   260458
Franklin Res Jul 75       com           354613101       3849      50000       put         Sole                   50000
Friedman Billings
 Aug 12.5                 com           358434108       715       50000       put         Sole                   50000
Genworth Sep 25           com           37247D106       756       25000       put         Sole                   25000
Gold Bancorp              com           379907108       2279      156600      SH          Sole                   156600
Golden West Jul 60        com           381317106       3219      50000       put         Sole                   50000
Golden West Jul 65        com           381317106       1610      25000       put         Sole                   25000
Golden West Aug 60        com           381317106       3219      50000       put         Sole                   50000
Greenville First
 Bancshares               com           39607Y100       2035      98071       SH          Sole                   98071
Harrington West Finl      com           413831104       462       30000       SH          Sole                   30000
Hingham Institution       com           433323102       893       21000       SH          Sole                   21000
Hudson City Bancorp       com           443683107      26736     2343217      SH          Sole                  2343217
Hudson United             com           444165104       1805      50000       SH          Sole                   50000
Huntington
 Bancshares               com           446150104       362       15000       SH          Sole                   15000
Impac Mortgage
 Jul 20                   com           45254P102       474       25400       put         Sole                   25400
Interchange
 Financial                com           458447109       3195      174109      SH          Sole                   174109
JP Morgan Chase           com           46625H100       7594      215000      SH          Sole                   215000
Janus Capital
 Sept 15                  com           47102X105       752       50000       put         Sole                   50000
Janus Capital
 Sept 12.5                com           47102X105       752       50000       put         Sole                   50000
Keycorp July 32.5         com           493267108       3315      100000      put         Sole                   100000
Lawrence Savings
 Bank                     com           50215P100       486       30000       SH          Sole                   30000
M&T Bank Aug 100          com           55261F104       2629      25000       put         Sole                   25000
Merrill Lynch             com           590188108       4538      82500       SH          Sole                   82500
Metris Cos                com           591598107       1446      100000      put         Sole                   100000
Millenium Bancshares      com           60037B106       2420      338406      SH          Sole                   338406
Morgan Stanley            com           617446448       7215      137500      SH          Sole                   137500
Mortgage IT Holdings      com           61915Q108       9308      510000      SH          Sole                   510000



National City
 Jul 32.5                 com           635405103       3412      100000      put         Sole                   100000
National City Aug 35      com           635405103       853       25000       put         Sole                   25000
National City
 Aug 32.5                 com           635405103       3412      100000      put         Sole                   100000
Northfork Bancorp         com           659424105      13328      474486      SH          Sole                   474486
Northwest Bancorp         com           667328108       4156      195461      SH          Sole                   195461
Pacific Premier
 Bancorp                  com           69478X105       1025      95700       SH          Sole                   95700
Penn Fed Financial        com           708167101       426       25251       SH          Sole                   25251
Peoples Bank
 Bridgeport               com           710198102      13608      450000      SH          Sole                   450000
Preferred Bnk LA          com           740367107       2399      61000       SH          Sole                   61000
Prudential Jul 55         com           744320102       3283      50000       put         Sole                   50000
Prudential Jul 60         com           744320102       3283      50000       put         Sole                   50000
Rome Bancorp              com           77587P103       1505      150000      SH          Sole                   150000
SLM Jul 45                com           78442P106       2032      40000       put         Sole                   40000
SNB Bancshares            com           78460M209       8947      813328      SH          Sole                   813328
Sound Federal
 Bancorp                  com           83607V104       7263      449459      SH          Sole                   449459
Sovereign Bancorp         com           845905108      19701      881867      SH          Sole                   881867
State Street Jul 50       com           857477103       1206      25000       put         Sole                   25000
State Street Aug 45       com           857477103       2413      50000       put         Sole                   50000
Sterling Bancorp          com           859158107       1665      78000       SH          Sole                   78000
Sterling Bancshares       com           858907108       2956      190000      SH          Sole                   190000
Suntrust Banks            com           867914103       2528      35000       SH          Sole                   35000
Sussex Bancorp            com           869245100       717       50000       SH          Sole                   50000
Synergy Financial         com           87162V102       5950      500000      SH          Sole                   500000
TCF Financial Jul 25      com           872275102       1315      50000       put         Sole                   50000
TIB Financial             com           872449103       728       27000       SH          Sole                   27000
Technology Invt Corp      com           878717305       5016      338897      SH          Sole                   338897
USB Holding               com           902910108       9935      424585      SH          Sole                   424585
US Bancorp                com           902973304       1460      50000       SH          Sole                   50000
WSFS Financial            com           929328102       2369      43300       SH          Sole                   43300
Wachovia Jul 50           com           920003102       2480      50000       put         Sole                   50000
Wachovia Aug 50           com           920003102       1240      25000       put         Sole                   25000
Wainwright Bank
 and Trust                com           930705108       585       52500       SH          Sole                   52500
Washington Mutual
 Jul 40                   com           939322103       4069      100000      put         Sole                   100000
Webster Financial         com           947890109       5369      115000      SH          Sole                   115000
Wells Fargo Jul 55        com           949746101       3079      50000       put         Sole                   50000
Wells Fargo Jul 60        com           949746101       6158      100000      put         Sole                   100000
Western Alliance
 Bancorp                  com           957638109       984       38750       SH          Sole                   38750
Willow Grove Bancorp      com           97111W101       4754      324260      SH          Sole                   324260
Zions Jul 70              com           989701107       7353      100000      put         Sole                   100000

Total                                                  384911
